Organization and Description of Business Operations (Detail) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($) $ / shares shares	Sep. 09, 2021 USD ($) $ / shares shares	Sep. 01, 2021 shares	Dec. 17, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) Patents shares	Dec. 31, 2021 USD ($) Day $ / shares shares	Dec. 31, 2020 USD ($) shares
Remaining additional capital amount
Shares issued in Initial Public Offering | shares				5,750,000
Offering costs				$ 3,700
Deferred underwriting commissions				2,000
Net proceeds of initial public offering				$ 58,700
Shares, Issued | shares		2,549,939			24,750,011	24,025,817	0
Remaining Additional Capital		$ 25,000				$ 25,000
Conversions Of Stock Shares Converted | shares		13,431,410
Senior secured debt		$ 10,000
Aggregate shares of common stock (in Shares) | shares		1,500,000
Sponsor shares (in Shares) | shares		135,000	135,000
Accumulated deficit					$ 336,500	321,600
Cash and cash equivalents					9,137	26,415	$ 7,233
Working capital					$ 29,500	$ 14,400
Warrants issued | shares		2,549,939
Number of issued patents					5	5
Net Proceeds Amount		$ 17,000
Conversion of stock conversion price per share | $ / shares		$ 10.2
Common stock, shares reallocated to the senior secured noteholders for the satisfaction of debt related agreement | shares		405,000
Exercise Price Per Share | $ / shares		$ 11.5		$ 11.5		$ 5.25
Old Clarus Equity Holders [Member]
Remaining additional capital amount
Common stock, shares reallocated to the senior secured noteholders for the satisfaction of debt related agreement | shares			270,000
Common Stock [Member]
Remaining additional capital amount
Price per share (in Dollars per share) | $ / shares		10		$ 10.2		$ 10
Shares issued to sponsor | shares						2,300,000
Over-Allotment Option [Member]
Remaining additional capital amount
Gross proceeds of initial public offering				$ 57,500
Number of units issued in transaction (in Shares) | shares				750,000
Price per warrant (in Dollars per share) | $ / shares				$ 1
Gross proceeds of private placement				$ 57,500
Private Placement [Member]
Remaining additional capital amount
Price per warrant (in Dollars per share) | $ / shares	$ 4.96	$ 10		$ 10		$ 4.96
Warrants shares, issued (in Shares) | shares				3,445,000
Gross proceeds of private placement	$ 13,800			$ 3,400		$ 13,800
Shares issued to sponsor | shares	3,024,194					3,024,194
Exercise Price Per Share | $ / shares	$ 5.25					$ 5.25
Business Combination [Member]
Remaining additional capital amount
Cash and cash equivalents						$ 26,400